Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 5. Income Taxes

The Company made a comprehensive review of its portfolio of uncertain tax positions in accordance with applicable standards of the Financial Accounting Standards Board (“FASB”). In this regard, an uncertain tax position represents the Company’s expected treatment of a tax position taken in a filed tax return, or planned to be taken in a future tax return, that has not been reflected in measuring income tax expense for financial reporting purposes. As a result of this review, the Company concluded that at this time there are no uncertain tax positions, and there has been no cumulative effect on retained earnings.

The Company is subject to U.S. federal income tax as well as income tax in multiple states and foreign jurisdictions. For all major taxing jurisdictions, the tax years 2004 through 2016 remain open to examination or re-examination. As of September 30, 2017, the Company does not expect any material changes to unrecognized tax positions within the next twelve months.

The Company recognizes the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in an entity’s financial statements or tax returns. Judgment is required in assessing the future tax consequences of events that have been recognized in our financial statements or tax returns. Fluctuations in the actual outcome of these future tax consequences could materially impact the Company’s financial position or results of operations. For the three and nine months ended September 30, 2017, deferred income tax assets and the corresponding valuation allowances increased by $644,000 and $1,185,000, respectively.

NOTE 10 – INCOME TAXES

The Company is subject to US federal income tax as well as income tax in multiple states and foreign jurisdictions. For all major taxing jurisdictions, the tax years 2004 through 2016 remain open to examination by the taxing authorities due to the carryforward of unutilized net operating losses. As of December 31, 2016, the Company does not expect any material changes to unrecognized tax positions within the next twelve months.

Components of the income tax provision are as follows for the years ended December 31 (in thousands):

	2016	2015	2014
Current tax benefit (provision):
Federal	$—	$—	$—
State	(2)	(3)	(3)
Foreign	95	—	(11)

Total	93	(3)	(14)

Deferred tax benefit (provision):
Federal	838	(31)	(437)
State	52	12	(2)

Total	890	(19)	(439)

Change in valuation allowance	(890)	19	439

Total benefit (provision) for income taxes	$93	$(3)	$(14)

A reconciliation of income taxes computed by applying the federal statutory income tax rate of 34.0% to income (loss) before income taxes to the recognized income tax provision reported in the accompanying consolidated statements of operations is as follows for the years ended December 31 (in thousands):

	2016	2015	2014
U.S. federal income tax at statutory rate	$996	$422	$(94)
State taxes, net of federal benefit	32	6	(5)
Non-deductible expenses	(8)	(10)	(9)
Foreign income tax rate differential	(9)	(443)	(265)
Valuation allowance	(890)	19	439
Foreign earnings	—	—	—
Other	(28)	3	(80)

Total provision for income taxes	$93	$(3)	$(14)

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has recorded a full valuation allowance against its deferred tax assets, as realization of such assets is uncertain based on the Company’s history of operating losses. Significant components of deferred tax assets and liabilities are shown below (in thousands):

	December 31,
	2016	2015
Current deferred tax assets:
Allowance for bad debts	$34	$34
Share-based payment expense	321	220
Allowance for obsolete inventory	30	98
Accrued compensation	63	77
Contribution carryover	—	2
Other accruals	66	73

Total	514	504

Non-current deferred tax assets:
Depreciation	16	11
Capital loss	179	179
Net operating loss	3,991	3,118
Credit carryover	51	49

Total	4,237	3,357

Valuation allowance	(4,751)	(3,861)

Net deferred tax assets	$—	$—

At December 31, 2016, the Company had federal and state net operating loss carryforwards of approximately $12,387,000 and $14,492,000, respectively. The federal and state net operating loss carryforwards begin to expire in 2027 and 2017, respectively.

Included in the net operating loss carryforward balances noted above are approximately $2,431,000 and $1,067,000, for federal and state purposes, respectively, which are attributed to the exercise of non-qualified stock options for which the tax effect will be a component of the Company’s Additional Paid in Capital.

Pursuant to Internal Revenue Code Section 382, use of the Company’s net operating loss carryforwards will be limited if a cumulative change in ownership of more than 50% occurs within a three-year period.

Following the Company’s adoption on January 1, 2007 of ASC 740-10 regarding accounting for uncertainty in income taxes, the Company made a comprehensive review of its portfolio of uncertain tax positions in accordance with the guidance. In this regard, an uncertain tax position represents the Company’s expected treatment of a tax position taken in a filed tax return, or planned to be taken in a future tax return, that has not been reflected in measuring income tax expense for financial reporting purposes. As a result of that review, the Company concluded there were no uncertain tax positions and no cumulative effect on retained earnings at the time of adoption. Subsequent to that date of adoption through December 31, 2016, the Company has continued to evaluate its tax positions and concluded that it has not had any material uncertain tax positions.